Assets held for sale (Details) - CAD ($) $ in Millions		6 Months Ended	12 Months Ended
	Mar. 01, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Gain (losses) on disposals of investments			$ 24	$ (6)
Net earnings			2,926	2,892
Createch
Disclosure of financial assets [line items]
Gain (losses) on disposals of investments			39
Tax expense (income) relating to gain (loss) on sale of investment	$ 2
Forecast
Disclosure of financial assets [line items]
Proceeds from sale		$ 220
Other disposals of assets | Forecast
Disclosure of financial assets [line items]
Proceeds from sale	54
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Gain (losses) on disposals of investments	$ 39
Revenue			10	64
Net earnings			$ 0	$ 5